[DECHERT LLP LETTERHEAD]

September 27, 2013

Ms. Kimberly A. Browning
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

RE: CLAYMORE EXCHANGE-TRADED FUND TRUST 2 (THE "FUND"; FILE NOS. 333-135105 & 811-21910)

Dear Ms. Browning:

I enclose Post-Effective Amendment No. 146 (the "Amendment") to the Fund's registration statement on Form N-1A, to be filed via EDGAR on or about the date hereof, for the purpose of (i) updating certain financial information; (ii) filing the required exhibits; and (iii) making other non-material changes to the Prospectuses and Statements of Additional Information for the Fund. In connection with the filing of the Amendment, we hereby represent, pursuant to Rule 485(b) under the Securities Act of 1933, that the Amendment does not contain any disclosures which would render it ineligible to become effective pursuant to said Rule 485(b).

If you have any questions, please feel free to contact me at (212) 641-5669.

Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz